SUBORDINATED DEBENTURES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Quarter	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
SUBORDINATED DEBENTURES [Abstract]
Trust preferred securities	$ 38,200		$ 34,500
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 39,388		35,569
Summary of subordinated debentures and trust preferred securities [Abstract]
Distribution deferral period, maximum quarters | Quarter	20
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	$ 39,388		35,569
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372		12,372
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	15,465		15,465
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732		7,732
Subordinated Debentures Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	5,155
Discount	(1,336)	$ 1,400
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	38,164		34,500
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000		12,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	15,000		15,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500		7,500
Trust Preferred Securities Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	5,000
Discount	(1,336)
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,224		1,069
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372		372
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	465		465
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	232		$ 232
Common Stock Subject to Mandatory Redemption [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	155
Discount	$ 0
2018 [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037
Interest Rate	3 month LIBOR plus 1.60%
First Permitted Redemption Date	Jul. 30, 2012
Interest Rate Spread	1.60%
2018 [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037
Interest Rate	3 month LIBOR plus 2.85%
First Permitted Redemption Date	Sep. 15, 2012
Interest Rate Spread	2.85%
2018 [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032
Interest Rate	3 month LIBOR plus 3.45%
First Permitted Redemption Date	Nov. 07, 2007
Interest Rate Spread	3.45%
2018 [Member] | TCSB Statutory Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Mar. 31, 2005
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Mar. 17, 2035
Interest Rate	3 month LIBOR plus 2.20%
First Permitted Redemption Date	Mar. 17, 2010
Interest Rate Spread	2.20%
2017 [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037
Interest Rate	3 month LIBOR plus 1.60%
First Permitted Redemption Date	Jul. 30, 2012
Interest Rate Spread	1.60%
2017 [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037
Interest Rate	3 month LIBOR plus 2.85%
First Permitted Redemption Date	Sep. 15, 2012
Interest Rate Spread	2.85%
2017 [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032
Interest Rate	3 month LIBOR plus 3.45%
First Permitted Redemption Date	Nov. 07, 2007
Interest Rate Spread	3.45%
2017 [Member] | TCSB Statutory Trust I [Member]
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Mar. 17, 2035
Interest Rate	3 month LIBOR plus 2.20%
First Permitted Redemption Date	Mar. 17, 2010
Interest Rate Spread	2.20%